DEBT - Promissory Notes (Details) - USD ($)			1 Months Ended		6 Months Ended
	Apr. 03, 2026	Apr. 28, 2025	Feb. 28, 2026	Jan. 31, 2026	Jun. 30, 2026	Apr. 02, 2026	Oct. 31, 2024	Oct. 16, 2024
DEBT
Impact of extinguishment of debt					$ 48,321
Promissory Note
DEBT
Principal amount							$ 119,000
Interest rate (in percent)								18.00%
Impact of extinguishment of debt		$ (15,318)
Promissory Note | Non-related party
DEBT
Debt instrument fair value						$ 2,207,000
Promissory Note | Non-related party | Global Impex LLC
DEBT
Principal amount			$ 730,000	$ 730,000
Interest rate (in percent)			14.00%	14.00%
Redemption premium as a percentage			5.50%	5.50%
Promissory Note | AstraBridge Inc. | Global Impex LLC | Non-related party
DEBT
Percentage of equity interest acquired	5.88%
Promissory Note | Discontinued operations | Non-related party
DEBT
Number of shares issued on debt	12,500,000
Impact of extinguishment of debt	$ 1,477,000